PGIM Floating Rate Income Fund Investment Objectives and Goals - PGIM Floating Rate Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The primary investment objective of the Fund is to maximize current income. Capital appreciation is a secondary investment objective, but only when consistent with the Fund's primary investment objective of seeking to maximize current income.
Objective, Secondary [Text Block]	Capital appreciation is a secondary investment objective, but only when consistent with the Fund's primary investment objective of seeking to maximize current income.